Dividends to shareholders	12 Months Ended
Dec. 31, 2019
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2019	2018	2017	2019	2018	2017
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2019)	$ 1.90	$ 1.90	$ 1.90	2,403	2,402	2,404
First interim (September 2019)	$ 0.90	$ 0.90	$ 0.90	1,180	1,139	1,139
Total	$ 2.80	$ 2.80	$ 2.80	3,583	3,541	3,543

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association that the balance of unclaimed dividends over past 12 years be forfeited. $4m (2018: $2m; 2017: nil) of unclaimed dividends have been adjusted for in retained earnings in 2019.

The 2018 second interim dividend of $1.90 per share was paid on 27 March 2019.

Reconciliation of dividend charged to equity to cash flow statement:

	2019	2018	2017
	$m	$m	$m
Dividends charged to equity	3,583	3,541	3,543
Exchange losses/(gains) on payment of dividend	5	10	(4)
Hedge contracts relating to payment of dividends (cash flow statement)	4	(67)	(20)
Dividends paid (cash flow statement)	3,592	3,484	3,519